11. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	R$ 4,028	R$ 3,471
2020 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	659
2021 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	571
2024 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	571
2022 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	572
2023 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	571
2025 To 2027 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	659
2028 To 2029 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	R$ 425